Financial Risk Management - Schedule of Level in Fair Value Hierarchy (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Level in Fair Value Hierarchy [Line Items]
Digital assets	$ 378,969,693	$ 221,162,809
Listed equity securities	24,047,596	13,538,564
Listed futures contracts	1,001	1,005
Unlisted equity securities	200,001	240,001
Investment in funds		79
Digital assets payable	(209,397,582)	(138,224,157)
Digital assets payable-related party	(42,476,346)	(10,702,814)
Total	151,344,363	86,015,487
Level 1 [Member]
Schedule of Level in Fair Value Hierarchy [Line Items]
Digital assets	378,969,693	221,162,809
Listed equity securities	24,047,596	13,538,564
Listed futures contracts	1,001	1,005
Unlisted equity securities
Investment in funds		79
Digital assets payable
Digital assets payable-related party
Total	403,018,290	234,702,457
Level 2 [Member]
Schedule of Level in Fair Value Hierarchy [Line Items]
Digital assets
Listed equity securities
Listed futures contracts
Unlisted equity securities
Investment in funds
Digital assets payable
Digital assets payable-related party
Total
Level 3 [Member]
Schedule of Level in Fair Value Hierarchy [Line Items]
Digital assets
Listed equity securities
Listed futures contracts
Unlisted equity securities	200,001	240,001
Investment in funds
Digital assets payable	(209,397,582)	(138,224,157)
Digital assets payable-related party	(42,476,346)	(10,702,814)
Total	$ (251,673,927)	$ (148,686,970)